Note 15 - Condensed Parent Company Financial Information (Details Textual) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Treasury Stock, Shares, Acquired (in shares)	0	4,220	0